UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number:       811-08060



                             PIC SMALL CAP PORTFOLIO
               (Exact name of registrant as specified in charter)

                              300 North Lake Avenue
                             Pasadena, CA 91101-4106
                    (Address of principal executive offices)

                               WILLIAM T. WARNICK
                          Provident Investment Counsel
                              300 North Lake Avenue
                             Pasadena, CA 91101-4106
                     (Name and address of agent for service)

                                    Copy to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                           Los Angeles, CA 90071-2228

                                 (626) 449-8500
               Registrant's telephone number, including area code


Date of fiscal year end:       OCTOBER 31, 2003
                               ----------------

Date of reporting period:      OCTOBER 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

ANNUAL REPORT
PERIOD ENDING OCTOBER 31, 2003


   P.I.C
 PROVIDENT
 INVESTMENT
  COUNSEL
 Est. 1981


FAMILY OF GROWTH-ORIENTED
MUTUAL FUNDS

SMALL CAP GROWTH FUND I

   Growth Stock
Leaders for a Half
     Century

 www.provnet.com

CONTENTS

                        2    President's Letter
                        3    The U.S. Equity Investment Environment
                        4    Fund Review
                        6    Outlook & Strategy
The Fund                7    Statement of Assets
                             and Liabilities
                        8    Statement of Operations
                        9    Statements of Changes
                             in Net Assets
                       10    Financial Highlights
                       11    Notes to Financial Statements
                       13    Report of Independent Auditors
The Portfolio          14    Statement of Net Assets
                       18    Statement of Operations
                       19    Statements of Changes
                             in Net Assets
                       19    Selected Ratio Data
                       20    Notes to Financial Statements
                       22    Report of Independent Auditors
                       23    Special Meetings of Shareholders
                       24    Trustee and Officer Information

Comments on
Corporate Governance

As you are aware, regulatory agencies continue to examine the conduct of the mutual fund industry. The latest practices under inspection are related to market timing and late day trading. Provident Investment Counsel does not allow our Funds to be used for market timing purposes. Further, we do not allow, under any known circumstance, mutual fund transactions to be accepted after the market close.

Provident Investment Counsel will continue to uphold the highest ethical standards. We are committed to act in a manner that is consistent with our fiduciary responsibilities and will always put the interests of our shareholders first.

DEAR FELLOW SHAREHOLDERS:

Enclosed are reports on the financial activities and performance for your Fund for the fiscal year ended October 31, 2003. This year ended with the Dow Jones Industrial Average (+16.72), the S&P 500 Index (+20.80) and the NASDAQ Composite Index (+46.05) all posting impressive double digits returns. We are pleased to be able to report in the following pages positive absolute returns this year for the Fund as well. As we know, growth investors have been anxiously awaiting this environment. The first half of 2003 has proven to be a volatile but rewarding period for investors. We have seen some rallies in U.S. equities, however we cannot be certain if this short-term performance represents the turning point for the U.S. Markets and particularly growth equities. As we move into 2004, we will endeavor to stay consistent with our style and investment process. We remain focused on our extensive research efforts to identify those category-leading companies that should continue to fully participate in any sustainable upswing in the growth equity markets.

We appreciate the continued trust you have placed in Provident. Over the long term, we believe the U.S. equity markets will continue to reward investors over the long-term. As we approach this holiday season and the beginning of a new year, we wish you and your family joy, happiness, health, and prosperity.

                Cordially,


                /s/ Thomas M. Mitchell
                -------------------------------
                Thomas M. Mitchell
                President, PIC Investment Trust



Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Please refer to the subsequent pages of the report for complete standardized performance information and index descriptions.

THE U.S. EQUITY INVESTMENT ENVIRONMENT

Improved Earnings Reports

The year 2003 began with much investor optimism, but the ongoing concern over the war with Iraq was the centerpiece issue that temporarily soured investor sentiment. During the first calendar quarter of 2003, we saw further clarity with respect to Iraq. This coupled with the trends developing in the equity markets, led to our optimism that the Fund would likely see absolute returns move higher. As a new up cycle developed, attention quickly turned to higher quality companies that had more predictable earnings patterns. In the early part of the year, over 300 of the S&P 500 companies reported 4th quarter results, and over 75% either met or exceeded expectations. Corporate profits were starting to recover, company balance sheets were stronger, and regulatory authorities continued to make progress addressing governance and accounting issues. Lower-priced issues that led the strong fourth calendar quarter of 2002 advanced in the market. Against an unstable macroeconomic backdrop, first quarter performance finished on a positive note. During this period, growth stocks outperformed value stocks as investors focused on those companies that could grow earnings during the early stages of the economic recovery.

During the beginning of the second calendar quarter, stocks across the board did exceedingly well. After a strong move in April, May and June proved to be almost as strong for the equity markets as investors focused on the continuation of better reported earnings. With almost 100% of companies reporting in the broad S&P 500, average corporate profits were up 11% (year-over-year) for the first calendar quarter. In addition, positive macroeconomic data points surfaced, which included the $350 billion tax-cut, a weaker dollar, and a continuation of low interest rates. These factors contributed to a more positive sentiment which helped equity prices. The second calendar quarter was the best performing quarter for the broad stock market (as measured by the S&P 500 Index), since the 4th quarter of 1998, and the fifth best performing quarter since 1980. After a strong second quarter, some pullback would not have been surprising. However, buttressed by continued solid earnings reports across industry groups, particularly from selected technology companies, equity prices continued their advances. Much of this was attributed to the improving profit picture and investors' perception that the business recovery seemed to be strengthening. This perception was confirmed with the reported preliminary 2nd quarter GDP report, which showed the economy growing at a 2.4% rate-quite a bit higher than was expected.

Short Lived Correction

The third calendar quarter ended with stocks in all U.S. asset classes experiencing a correction. As expected, the degree of the correction, which began on September 19th, varied substantially between asset classes. For several months, we had anticipated some pullback. This was an opportunity to selectively add to existing positions or to add new holdings to the Fund. We expected the correction would be short lived because we believed that third quarter corporate earnings would be better than most investors expected. During the month of October, U.S. growth equities continued their resurgence with another outstanding month of absolute returns. Stocks moved higher with the S&P 500 Index tacking on meaningful gains during the month. We believe the solid earnings reports and continued investors' optimism that strong earnings gains for the remainder of this year and the first half of 2004 were the catalysts for the strong performance in October. Additionally, the recently reported 7.2% rise in GDP for the third quarter topped even the most optimistic estimates. All of the ground that was lost in the mild correction in September 2003 was made up during October. The fiscal year ended with small cap growth stocks rising 46.56%, mid cap growth stocks advancing 39.30%, and large cap growth stocks increasing by 21.81% (as measured by the Russell growth indices).

FUND REVIEW

PROVIDENT INVESTMENT COUNSEL'S

SMALL CAP GROWTH FUND I

At the fiscal year end, Provident Investment Counsel's Small Cap Growth Fund I (the "Fund") posted an impressive return of 45.37%. The Fund slightly lagged the Russell 2000((R))Growth Index at the fiscal year end, but outperformed the Index for the five-year and since inception periods. For the year, the information technology, industrials, and health care sectors provided the greatest boost to relative performance. In the information technology sector, strong stock selection added over 90 basis points (bps) of relative returns. The best relative performing stocks emanated from the computers/peripherals and the internet software/services industries. In the industrials area, most of the Fund's positive relative performance came from the commercial services and supplies industry. We added 80 bps of relative returns with our good stock selection in this area. In the health care sector, we added close to 60 bps of relative returns with good stock selection in the biotechnology and pharmaceuticals industries.

Weak stock performance in the consumer staples and telecommunication services sectors were the primary detractors from returns over the past year. During the year, stock selection and allocation to these sectors costs the Fund 80 bps of relative performance.

As we have mentioned before, we focus intensely on each company in an effort to thoroughly understand the primary drivers of revenue and earnings growth as well as the risks. Of the many exogenous risks to the market, we believe that a faltering of this nascent economy recovery poses the greatest potential negative impact to equities. Having said that, in our view the general outlook for the Fund is favorable as we believe most companies will meet or exceed earnings expectations over the coming months.

Equity Sector Diversification:                                        % of Net
(as of October 31, 2003)                                               Assets
-------------------------------------------------------------------------------
                                          Information Technology          32.9%
                                          Consumer Discretionary          19.5%
                                          Health Care                     19.1%
                                          Industrials                     11.4%
                                          Financials                       5.9%
                                          Energy                           3.7%
                                          Telecommunication Services       2.1%
                                          Consumer Staples                 0.8%
                                          Materials                        0.2%

TOP 10 EQUITY HOLDINGS:                                               % OF NET
(AS OF OCTOBER 31, 2003)                                               ASSETS
-------------------------------------------------------------------------------
UNITED SURGICAL PARTNERS INT'L                                            1.25%
United Surgical Partners Owns and Operates Surgery Centers and Private
Surgical Hospitals in the U.s., Spain, and the U.k.
-------------------------------------------------------------------------------
TARO PHARMACEUTICAL IND.                                                  1.16%
Taro Pharmaceutical is an Israeli pharmaceutical company engaged in developing and marketing generic and active pharmaceutical ingredients.
-------------------------------------------------------------------------------
HOT TOPIC, INC.                                                           1.11%
Hot Topic is a specialty retailer of music-licensed and music-influenced apparel, accessories and gift items for young men and women.
-------------------------------------------------------------------------------
FRED'S, INC.                                                              1.05%
Fred's, Inc. operates over 400 franchises and 26 discount general merchandise stores, in 14 southeastern states under Fred's name.
-------------------------------------------------------------------------------
ANGIOTECH PHARMACEUTICAL, INC.                                            1.04%
Angiotech Pharmaceutical is a Canadian pharmaceutical company that develops new treatments for chronic inflammatory and
angiogenesis-dependent diseases based upon Paclitaxel and related compound formulation.
-------------------------------------------------------------------------------
ODYSSEY HEALTHCARE, INC.                                                  1.04%
Odyssey Healthcare is a provider of hospice services through 65 locations in 26 states to patients with life-limiting illnesses.
-------------------------------------------------------------------------------
LTX CORP.                                                                 1.01%
LTX designs, manufactures and services semiconductor test solutions to over 100 customers in over 15 countries. The company's fusion platform allows users to test analog, digital, mixed signal and SOC devices on a single platform.
-------------------------------------------------------------------------------
CREDENCE SYSTEMS CORP.                                                    1.00%
Credence Systems manufactures, sells, and services automatic test equipment used for testing semiconductor integrated circuits.
The company also develops, licenses and distributes related
software products.
-------------------------------------------------------------------------------
AIRTRAN HOLDINGS, INC.                                                    1.00%
Airtran operates a low-fare, no-frills, limited frequency, scheduled airline serving short haul markets in the eastern U.S.
-------------------------------------------------------------------------------
FEI Co.                                                                   0.98%
FEI designs and manufactures microscopes and other products based on focused charged particle beam technology. Products are also sold primarily to semiconductor, data storage and industrial compounds markets.
-------------------------------------------------------------------------------




-----------
Fund holdings are subject to change and are not recommendations to buy or sell any security.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I Value of $10,000 Investment vs Russell 2000(R) Growth Index



      Date         Provident Investment Counsel            Russell 2000 (R)
                      Small Cap Growth Fund I               Growth Index
    ------------------------------------------------------------------------
    09/30/93                      10000                         10000
    04/30/94                     $9,478                        $10,066
    10/31/94                     $10,055                       $10,408
    04/30/95                     $10,514                       $10,946
    10/31/95                     $14,567                       $12,552
    04/30/96                     $18,823                       $15,253
    10/31/96                     $18,067                       $14,224
    04/30/97                     $14,948                       $13,187
    10/31/97                     $19,005                       $17,235
    04/30/98                     $20,959                       $18,949
    10/31/98                     $15,612                       $14,501
    04/30/99                     $18,290                       $18,234
    10/31/99                     $24,800                       $18,747
    04/30/00                     $37,401                       $23,955
    10/31/00                     $35,287                       $21,775
    04/30/01                     $27,914                       $18,000
    10/31/01                     $22,193                       $14,915
    04/30/02                     $23,468                       $16,467
    10/31/02                     $17,748                       $11,699
    04/30/03                     $18,385                       $12,597
    10/31/03                     $25,800                       $17,146



                                                  Average Annualized Total Returns
                                                   Periods Ended October 31, 2003
                                       ----------------------------------------------------------
                                                                                        Since
                                       One Year        Five Years      Ten Years       Inception^
                                       ----------------------------------------------------------
Provident Investment Counsel
 Small Cap Growth Fund I                 45.37%          10.57%           9.75%           9.85%
Russell 2000((R))Growth Index*           46.56%           3.41%           5.02%           5.28%

-------------
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures reflects fee waivers in effect and in the absence of such waivers, total returns would be lower. Total returns assumes reinvestment of dividends and capital gains, but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^  The Fund commenced operations on September 30, 1993.

* The Russell 2000((R))Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. This index assumes the reinvestment of dividends and does not incur expenses and is not available for investment.

The Fund invests in smaller companies, which may involve additional risks such as limited liquidity and greater volatility.

OUTLOOK & STRATEGY

Although terrorism, accounting scandals, and a weak economic environment hurt growth investors over much of the past three years, we believe the outlook is positive. With better economic data, no further domestic terrorists' acts, and no major accounting scandals, investor confidence has improved. Strong upward revisions of 2003 and 2004 earnings estimates continue. Throughout the year, the Fund has been more heavily weighted in those areas where we have found accelerating earnings. We believe the Fund is well positioned to continue to emerge out of a difficult three-year period, particularly for corporate America. As we continue to see more evidence of a sustainable recovery in growth stocks, we will adjust the Fund to reflect such a view.

Importantly, our investment philosophy remains the same -- to find high growth, category leading companies with a sustainable advantage. We will continue to emphasize quality of balance sheets and management teams, while targeting companies with specific catalysts for growth that should lead to positive earnings revisions. Currently, we are finding the best relative earnings visibility and strength within the pharmaceutical and medical device industries. We are also still finding strength in consumer-related companies that offer low-priced or value-oriented products. Finally, technology companies are witnessing a more stable business environment. In addition, many technology companies have significantly improved their financial position and, through much better operating leverage, are poised to generate stronger earnings with modest increases in corporate spending.

As a part of our process, we adhere to the discipline of price targets, as well as other valuation tools that assist us in managing the Fund. We continue to monitor valuations closely and make any necessary adjustments to ensure that a stock's valuation is not ahead of its fundamentals. Accordingly, we continue to cut back our more expensive names and add to those that we believe are more attractively valued.

The broad equity markets have certainly produced solid absolute returns over the past fiscal year. Encouraging for growth investors is that, while growth stocks have performed well more recently, on a longer-term basis (four years), growth stocks have underperformed the broader market. In our view, there is still considerable room for growth stocks to perform well relative to the broader universe of stocks. Importantly, regardless of the direction of the market, at Provident Investment Counsel, we will continue to focus on our primary objective of finding those companies with strong catalysts for revenue and earnings growth, a well-articulated strategy, and solid management.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I


STATEMENT OF ASSETS AND LIABILITIES AT OCTOBER 31, 2003

ASSETS
  Investment in Portfolio, at cost ..........................   $ 193,572,446
                                                                =============
  Investment in Portfolio, at value .........................   $ 249,550,503
  Receivables:
    Investment in Portfolio sold ............................           1,279
    Fund shares sold ........................................         716,680
    From Provident Investment Counsel, Inc. (Note 3) ........          16,498
  Prepaid expenses ..........................................          10,751
                                                                -------------
    Total assets ............................................     250,295,711
                                                                -------------
LIABILITIES

  Payables:
    Investment in Portfolio purchased .......................         716,680
    Fund shares redeemed ....................................           1,279
  Deferred trustees' compensation (Note 3) ..................          49,051
  Accrued expenses ..........................................          31,986
                                                                -------------
    Total liabilities .......................................         798,996
                                                                -------------

NET ASSETS

  Applicable to shares of beneficial interest outstanding ...   $ 249,496,715

  Shares of beneficial interest outstanding .................      16,218,317
                                                                -------------

  Net asset value, offering and redemption price per share ..   $       15.38
                                                                =============
COMPONENTS OF NET ASSETS

  Paid-in capital ...........................................   $ 253,698,523
  Accumulated net investment loss ...........................        (125,662)
  Accumulated net realized loss on investments ..............     (60,054,203)
  Net unrealized appreciation on investments ................      55,978,057
                                                                -------------
    Net assets ..............................................   $ 249,496,715
                                                                =============



See accompanying Notes to Financial Statements.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME

NET INVESTMENT LOSS ALLOCATED FROM PORTFOLIO
  Dividends (net of foreign taxes of $671) ....................  $     225,472
  Interest ....................................................         79,069
  Income from securities loaned - net .........................         58,818
  Expenses ....................................................     (1,626,181)
                                                                 -------------
    Net investment loss from Portfolio ........................     (1,262,822)
                                                                 -------------
FUND EXPENSES
  Administration fees (Note 3) ................................        334,964
  Legal fees ..................................................         61,897
  Trustee fees (Note 3) .......................................         27,940
  Registration expense ........................................         21,399
  Transfer agent fees .........................................         21,301
  Audit fees ..................................................         16,998
  Reports to shareholders .....................................          8,060
  Custody and accounting services fees ........................          6,001
  Miscellaneous ...............................................          6,910
                                                                 -------------
    Total expenses ............................................        505,470
    Less: fees waived and expenses absorbed (Note 3) ..........       (505,470)
                                                                 -------------
    Net expenses ..............................................           --
                                                                 -------------
      Net investment loss .....................................     (1,262,822)
                                                                 -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
FROM PORTFOLIO

  Net realized gain on investments ............................     14,105,182
  Net unrealized appreciation on investments ..................     53,731,534
                                                                 -------------
    Net realized and unrealized gain on investments ...........     67,836,716
                                                                 -------------

    Net increase in net assets resulting from operations ......  $  66,573,894
                                                                 =============


See accompanying Notes to Financial Statements.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          Year Ended              Year Ended
                                                                                        October 31, 2003        October 31, 2002
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss ..................................................                $  (1,262,822)            $  (1,230,949)
  Net realized gain (loss) on investments ..............................                   14,105,182               (38,403,921)
  Net unrealized appreciation on investments ...........................                   53,731,534                 7,149,824
     Net increase (decrease) in net assets resulting from operations ...                   66,573,894               (32,485,046)
                                                                                        -------------             -------------
BENEFICIAL INTEREST SHARE TRANSACTIONS
  Proceeds from shares sold ............................................                   92,833,423                95,327,043
  Cost of shares redeemed ..............................................                  (36,548,459)             (112,289,447)
                                                                                        -------------             -------------
    Increase (decrease) in net assets derived
      from capital share transactions ..................................                   56,284,964               (16,962,404)
    Redemption fees ....................................................                       56,657                      --
                                                                                        -------------             -------------
    Net increase (decrease) in net assets ..............................                  122,915,515               (49,447,450)

NET ASSETS
  Beginning of year ....................................................                  126,581,200               176,028,650
                                                                                        -------------             -------------
  End of year ..........................................................                $ 249,496,715             $ 126,581,200
                                                                                        =============             =============

  Accumulated net investment loss ......................................                $    (125,662)            $     (67,214)
                                                                                        =============             =============
CHANGE IN SHARES
  Shares sold ..........................................................                    7,367,018                 7,713,443
  Shares redeemed ......................................................                   (3,116,153)               (9,055,585)
                                                                                        -------------             -------------
  Net increase (decrease) ..............................................                    4,250,865                (1,342,142)
                                                                                        =============             =============


See accompanying Notes to Financial Statements.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                                   Year Ended October 31,
                                                      -------------------------------------------------------------------------
                                                         2003            2002             2001           2000            1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ..............     $   10.58       $   13.23       $   39.06       $   28.80       $   18.13
                                                      ---------       ---------       ---------       ---------       ---------
Income from investment operations:
  Net investment loss ...........................         (0.08)          (0.10)          (0.08)          (0.30)          (0.20)
  Net realized and unrealized gain (loss)
    on investments ..............................          4.88           (2.55)          (9.61)          12.24           10.87
                                                      ---------       ---------       ---------       ---------       ---------
Total from investment operations ................          4.80           (2.65)          (9.69)          11.94           10.67
                                                      ---------       ---------       ---------       ---------       ---------
Less distributions:
  From net realized gains .......................            --              --          (16.14)          (1.68)            --
                                                      ---------       ---------       ---------       ---------       ---------
  Net asset value, end of year ..................     $   15.38       $   10.58       $   13.23       $   39.06       $   28.80
                                                      =========       =========       =========       =========       =========
Total return ....................................         45.37%         (20.03%)        (37.11%)         42.29%          58.85%

Ratios/supplemental data:
Net assets, end of year (millions) ..............     $  249.5        $  126.6        $  176.0        $  239.5        $  218.0

Ratios to average net assets:#++
  Expenses ......................................         1.00%          1.00%            1.00%           1.00%           1.00%
  Net investment loss ...........................        (0.78%)        (0.75%)          (0.59%)         (0.64%)         (0.79%)

 # Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the Portfolio.

++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 0.38%, 0.34%, 0.26%, 0.25% and 0.27%, respectively.




See accompanying Notes to Financial Statements.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I


NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Provident Investment Counsel Small Cap Growth Fund I (the "Fund") is one of five series of PIC Investment Trust (the "Trust"). The Trust was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund invests substantially all of its assets in the PIC Small Cap Portfolio (the "Portfolio"), a separate registered management investment company having the same investment objective as the Fund. The financial statements, including the portfolio of investments, of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

   A. Investment Valuation. The Fund reflects its investment in the Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

   B. Investment Income and Dividends to Shareholders. The Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro-rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

   C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   D. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

   E. Redemption Fees. Effective November 1, 2002, the Fund charges a 1% redemption fee to shareholders who redeem shares held for less than one month. Such fees are retained by the Fund and accounted for as an addition to paid in capital.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC"), an indirect, wholly owned subsidiary of Old Mutual PLC, and U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") pursuant to which certain employees of these entities serve as officers of the Trust and the Portfolio. PIC also provides management services necessary for the operations of the Trust and the Portfolio and furnishes office facilities. PIC receives a fee for its services to the Fund, at the rate of 0.20% of the average daily net assets of the Fund. U.S. Bancorp receives an annual administration fee for its services of $10,000.

Pursuant to a contract with the Fund, PIC has agreed to reimburse the Fund and Portfolio for investment advisory fees and other expenses for ten years ending March 1, 2013, to the extent necessary so that the expenses of the Fund, including those expenses allocated from the Portfolio, do not exceed 1.00% of the Fund's average net assets. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund and Portfolio if, within three subsequent years, the Fund's or Portfolio's expenses are less than the limit agreed to by PIC. The amount of fees waived and expenses absorbed for the year ended October 31, 2003 were $324,963 and $180,507, respectively.

At October 31, 2003, the amount available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Fund is $1,499,133. At October 31, 2003, the Advisor may recapture a portion of the above amounts no later then the dates as stated below:

                               October 31,
                -----------------------------------------
                  2004            2005            2006
                ---------      ----------      ----------
                 $507,868        $485,795        $505,470

Quasar Distributors, LLC (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares. The Distributor is an affiliate of U.S. Bancorp. The Distributor received no commissions from sales or redemptions of Fund shares during the year ended October 31, 2003.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value which would have been earned if the account had been invested in designated investments. The Fund recognizes as trustee expense amounts accrued as meetings are held plus the change in the value of the phantom share account determined on a quarterly basis. For the year ended October 31, 2003, the change in the value of the phantom share account included unrealized appreciation of $13,082.

NOTE 4 - INVESTMENT TRANSACTIONS

For the year ended October 31, 2003, additions and reductions in the investment in the Portfolio aggregated $93,016,698 and $36,648,767, respectively.

At October 31, 2003, the Fund owned 85.5% of the total net assets of the Portfolio.

NOTE 5 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Net tax unrealized appreciation .......................   $  55,070,300
                                                          =============
Capital Loss carryforward expiring as follows:
        2009 ..........................................     (20,919,928)
        2010 ..........................................     (38,226,518)
                                                          -------------
                                                          $ (59,146,446)
                                                          =============

Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, net operating losses and deferred trustees compensation. During the year ended October 31, 2003, the Fund utilized capital loss carryforwards of $13,085,871.

NOTE 6 - SUBSEQUENT EVENT

On December 18, 2003, the shareholders of the Fund approved an Agreement and Plan of Reorganization to reorganize the Fund into a corresponding newly formed series of Advisors Series Trust.

              PROVIDENT INVESTMENT COUNSEL SMALL CAP GROWTH FUND I

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of PIC Investment Trust and the Shareholders of:

Provident Investment Counsel Small Cap Growth Fund I

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Provident Investment Counsel Small Cap Growth Fund I series of PIC Investment Trust (the "Trust") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 18, 2003

                            PIC SMALL CAP PORTFOLIO

STATEMENT OF NET ASSETS AT OCTOBER 31, 2003

Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCKS: 95.6%

AIR FREIGHT & LOGISTICS: 1.2%
   94,300  J.B. Hunt Transport Services, Inc.* ...............    $  2,393,334
   35,200  UTI Worldwide, Inc. ...............................       1,219,328
                                                                  ------------
                                                                     3,612,662
                                                                  ------------
AIRLINES: 1.5%
  179,300  Airtran Holdings, Inc.* ...........................       2,906,453
   98,600  Frontier Airlines, Inc.* ..........................       1,584,502
                                                                  ------------
                                                                     4,490,955
                                                                  ------------
AUTO COMPONENTS: 0.9%
   33,600  Borg-Warner, Inc. .................................       2,674,224
                                                                  ------------
BIOTECHNOLOGY:  2.7%
   60,900  Alkermes, Inc.* ...................................         789,873
   37,800  Digene Corp.* .....................................       1,330,560
   57,623  Martek Biosciences Corp.* .........................       2,789,529
   61,600  Myogen, Inc.* .....................................         985,600
   21,162  Neurocrine Biosciences, Inc.* .....................         991,016
   52,600  Vicuron Pharmaceuticals, Inc.* ....................         965,210
                                                                  ------------
                                                                     7,851,788
                                                                  ------------
CAPITAL MARKETS: 0.6%
   53,342  Jefferies Group, Inc. .............................       1,653,602
                                                                  ------------
CHEMICALS: 0.2%
   27,500  OM Group, Inc.* ...................................         492,250
                                                                  ------------
COMMERCIAL BANKS: 3.0%
   16,250  Bank of the Ozarks, Inc. ..........................         692,413
   67,604  Southwest Bancorp Of Texas ........................       2,427,660
   45,032  UCBH Holdings, Inc. ...............................       1,608,093
   63,500  Westcorp, Inc. ....................................       2,401,570
   37,222  Wintrust Financial Corp. ..........................       1,613,201
                                                                  ------------
                                                                     8,742,937
                                                                  ------------
COMMERCIAL SERVICES & Supplies: 6.6%
   39,585  Corinthian Colleges, Inc.* ........................       2,451,103
   45,071  Corporate Executive Board Co.* ....................       2,299,072
   53,152  CoStar Group, Inc.* ...............................       2,001,173
   34,767  Education Management Corp.* .......................       2,196,579
  149,800  Navigant Consulting, Inc.* ........................       2,461,214
   33,600  NCO Group, Inc.* ..................................         799,680
   80,900  Portfolio Recovery Associates, Inc.* ..............       2,091,265
   87,804  Resources Connection, Inc.* .......................       2,171,393
   27,800  Strayer Education, Inc. ...........................       2,722,454
                                                                  ------------
                                                                    19,193,933
                                                                  ------------

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT: 3.7%
   22,600  ADTRAN, Inc. ......................................     $ 1,537,478
   27,500  Avocent Corp.* ....................................       1,039,500
   88,200  NetScreen Technologies, Inc.* .....................       2,347,884
  103,100  Remec, Inc.* ......................................       1,137,193
   37,800  SafeNet, Inc.* ....................................       1,260,630
  174,305  Tekelec* ..........................................       2,804,567
  103,900  Terayon Communication
             Systems, Inc.* ..................................         713,793
                                                                  ------------
                                                                    10,841,045
                                                                  ------------
COMPUTERS & PERIPHERALS: 1.7%
   30,900  Avid Technology, Inc.* ............................       1,598,766
   96,300  Electronics for Imaging, Inc.* ....................       2,609,730
   13,900  Stratasys, Inc.* ..................................         661,640
                                                                  ------------
                                                                     4,870,136
                                                                  ------------
CONSTRUCTION & ENGINEERING: 0.6%
   65,900  Chicago Bridge & Iron Co. .........................       1,795,775
                                                                  ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS: 2.6%
   37,806  Flir Systems, Inc.* ...............................       1,181,816
   43,200  Lexar Media, Inc.* ................................         989,712
   53,800  National Instruments Corp. ........................       2,290,804
   47,500  Trimble Navigation Ltd.* ..........................       1,313,375
  106,500  TTM Technologies, Inc.* ...........................       1,714,650
                                                                  ------------
                                                                     7,490,357
                                                                  ------------
ENERGY EQUIPMENT & SERVICES: 2.6%
   61,900  Cal Dive International, Inc.* .....................       1,283,187
   35,867  Dril-Quip, Inc.* ..................................         538,005
  184,000  Key Energy Services, Inc.* ........................       1,606,320
  127,300  Maverick Tube Corp.* ..............................       2,150,097
   91,335  Tetra Technologies, Inc.* .........................       2,065,084
                                                                  ------------
                                                                     7,642,693
                                                                  ------------
FOOD & STAPLES RETAILING: 0.5%
    9,900  United Natural Foods Inc.* ........................         382,932
  117,400  Wild Oats Markets, Inc.* ..........................       1,218,612
                                                                  ------------
                                                                     1,601,544
                                                                  ------------
FOOD PRODUCTS: 0.3%
   49,000  Peets Coffee & Tea, Inc.* .........................         824,670
                                                                  ------------


See accompanying Notes to Financial Statements.

                            PIC SMALL CAP PORTFOLIO

Shares                                                                Value
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES: 3.7%
   89,200  ALARIS Medical Systems, Inc.* .....................     $ 1,383,492
   54,000  EPIX Medical, Inc.* ...............................         999,540
   17,000  Merit Medical Systems, Inc.* ......................         445,230
   62,100  Respironics, Inc.* ................................       2,588,949
   67,000  Thoratec Labs Corp.* ..............................       1,031,130
   64,422  Wilson Greatbatch
             Technologies, Inc.* .............................       2,428,709
   20,200  Wright Medical Group, Inc.* .......................         592,870
   39,039  Zoll Medical Corp.* ...............................       1,326,936
                                                                  ------------
                                                                    10,796,856
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES: 6.4%
   30,700  America Service Group, Inc.* ......................         792,060
   30,600  American Healthways, Inc.* ........................       1,268,370
   18,400  AMERIGROUP Corp.* .................................         769,488
   65,500  Andrx Corp.* ......................................       1,303,450
   25,700  Centene Corp.* ....................................         786,677
   86,550  HealthExtras, Inc.* ...............................       1,013,501
   25,701  Icon Plc* .........................................       1,098,718
  109,483  Odyssey HealthCare, Inc.* .........................       3,037,058
   36,600  Omnicell, Inc.* ...................................         520,818
   47,400  Select Medical Corp.* .............................       1,591,218
  121,099  United Surgical Partners
             International, Inc.* ............................       3,652,346
   57,823  VCA Antech, Inc.* .................................       1,632,922
   34,500  Vistacare, Inc.* ..................................       1,190,595
                                                                  ------------
                                                                    18,657,221
                                                                  ------------
HOTELS, RESTAURANTS & LEISURE: 3.5%
   57,100  Alliance Gaming Corp.* ............................       1,384,675
   21,842  P.F. Chang's China Bistro, Inc.* ..................       1,064,579
   50,491  Panera Bread Co. - Class A* .......................       2,031,253
   73,410  Rare Hospitality International, Inc.* .............       1,820,568
   26,900  Red Robin Gourmet Burgers, Inc.* ..................         794,115
   47,592  Station Casinos, Inc. .............................       1,415,862
   71,700  WMS Industries, Inc.* .............................       1,658,421
                                                                  ------------
                                                                    10,169,473
                                                                  ------------
INSURANCE: 1.9%
   57,400  Direct General Corp.* .............................       1,721,426
   60,820  HCC Insurance Holdings, Inc. ......................       1,772,295
   33,350  Infinity Property & Casualty
             Corp. ...........................................       1,083,875
   31,100  Platinum Underwriters
             Holdings Ltd. ...................................         893,814
                                                                  ------------
                                                                     5,471,410
                                                                  ------------


Shares                                                                 Value
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL: 1.1%
   99,993  1-800-FLOWERS.COM, Inc.* ..........................   $   1,044,927
   79,600  Priceline.com, Inc.* ..............................       2,233,576
                                                                  ------------
                                                                     3,278,503
                                                                  ------------
INTERNET SOFTWARE & SERVICES: 3.4%
   41,100  Ask Jeeves, Inc.* .................................         787,476
   76,782  Digital Insight Corp.* ............................       1,610,886
   62,100  Digital River, Inc.* ..............................       1,700,298
   50,700  Internet Security Systems, Inc.* ..................         831,987
   67,600  Radware, Ltd.* ....................................       1,564,940
   24,000  SINA Corp.* .......................................         927,120
   24,100  Sohu.com, Inc.* ...................................         831,450
   61,000  United Online, Inc.* ..............................       1,756,190
                                                                  ------------
                                                                    10,010,347
                                                                  ------------
IT SERVICES: 5.1%
   74,600  Alliance Data Systems Corp.* ......................       2,072,388
   80,267  Anteon International Corp.* .......................       2,740,315
   43,600  CACI International, Inc.* .........................       2,159,508
   51,750  Cognizant Technology Solutions
             Corp.* ..........................................       2,348,933
   67,000  DigitalNet Holdings, Inc.* ........................       1,548,370
   48,400  iPayment, Inc.* ...................................       1,176,120
  114,700  Lionbridge Technologies, Inc.* ....................       1,035,741
   44,300  SRA International, Inc.* ..........................       1,929,708
                                                                  ------------
                                                                    15,011,083
                                                                  ------------
MEDIA: 1.2%
   40,403  Cumulus Media, Inc. - Class A* ....................         756,748
   62,115  Lin TV Corp.* .....................................       1,400,693
  148,863  Spanish Broadcasting System -
             Class A* ........................................       1,339,767
                                                                  ------------
                                                                     3,497,208
                                                                  ------------
MULTILINE RETAIL: 1.8%
   81,029  Fred's, Inc. ......................................       3,053,173
   73,400  Tuesday Morning Corp.* ............................       2,340,726
                                                                  ------------
                                                                     5,393,899
                                                                  ------------
OIL & GAS: 1.1%
   90,200  Chesapeake Energy Corp. ...........................       1,076,086
   25,000  Patina Oil & Gas Corp. ............................       1,054,500
   57,900  Ultra Petroleum Corp.* ............................       1,059,570
                                                                  ------------
                                                                     3,190,156
                                                                  ------------

See accompanying Notes to Financial Statements.

                            PIC SMALL CAP PORTFOLIO

Shares                                                                Value
--------------------------------------------------------------------------------

PHARMACEUTICALS: 6.3%
   56,300  aaiPharma, Inc.* ..................................    $  1,018,467
   54,200  Able Laboratories, Inc.* ..........................       1,048,228
   70,700  American Pharmaceutical
             Partners, Inc.* .................................       1,721,545
   66,505  Angiotech Pharmaceuticals, Inc.* ..................       3,041,274
   46,400  Esperion Therapeutics, Inc.* ......................       1,107,568
   64,600  Inspire Pharmaceuticals, Inc.* ....................       1,202,852
   49,677  K-V Pharmaceutical Co. - Class A* .................       1,192,248
  100,502  Medicines Company* ................................       2,678,378
   29,859  Medicis Pharmaceutical Corp. -
             Class A .........................................       1,891,568
   52,720  Taro Pharmaceuticals Industries* ..................       3,387,260
                                                                  ------------
                                                                    18,289,388
                                                                  ------------
ROAD & RAIL: 0.5%
   49,375  Old Dominion Freight Line, Inc.* ..................       1,583,456
                                                                  ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 14.0%
  154,350  ASE Test Ltd.* ....................................       1,924,744
   67,100  Asyst Technologies, Inc.* .........................       1,251,415
   64,700  ATMI, Inc.* .......................................       1,487,453
   65,800  Brooks Automation, Inc.* ..........................       1,641,710
  205,642  ChipPAC, Inc.* ....................................       1,715,054
  178,400  Credence Systems Corp.* ...........................       2,909,704
   29,421  Cymer, Inc.* ......................................       1,343,363
   47,300  DSP Group, Inc.* ..................................       1,129,524
  120,000  FEI Company* ......................................       2,850,000
   69,068  Integrated Circuit Systems, Inc.* .................       2,318,613
   50,700  International Rectifier Corp.* ....................       2,419,911
  205,900  LTX Corp.* ........................................       2,942,311
  100,700  Micrel, Inc.* .....................................       1,661,550
   87,100  Microsemi Corp.* ..................................       1,802,970
   37,350  OmniVision Technologies, Inc.* ....................       2,121,480
  179,900  Pixelworks, Inc.* .................................       2,173,192
   59,800  PMC-Sierra, Inc.* .................................       1,086,566
   26,300  Power Integrations, Inc.* .........................         915,766
  209,900  RF Micro Devices, Inc.* ...........................       2,457,929
  110,400  Silicon Storage Technology, Inc.* .................       1,234,272
   41,500  Standard Microsystems Corp.* ......................       1,245,000
   40,700  Trident Microsystems, Inc.* .......................         944,240
   41,000  Ultratech, Inc.* ..................................       1,279,610
                                                                  ------------
                                                                    40,856,377
                                                                  ------------
SOFTWARE: 5.8%
   42,300  Altiris, Inc.* ....................................       1,454,274
   44,600  Business Objects S.A. ADR* ........................       1,465,556
   57,569  Cognos, Inc.* .....................................       1,984,403
   68,974  Filenet Corp.* ....................................       1,842,985
  108,400  Inet Technologies, Inc.* ..........................       1,457,980


Shares                                                                Value
--------------------------------------------------------------------------------

  102,700  Macromedia, Inc.* .................................    $  1,962,597
  121,800  Mentor Graphics Corp.* ............................       2,040,150
   81,000  Micromuse, Inc.* ..................................         652,050
   22,100  MicroStrategy, Inc.* ..............................       1,215,500
   67,036  Serena Software, Inc.* ............................       1,156,371
   47,700  Sonic Solutions* ..................................         849,060
   45,200  Transaction Systems Architects,
             Inc. - Class A* .................................         904,000
                                                                  ------------
                                                                    16,984,926
                                                                  ------------
SPECIALTY RETAIL: 6.8%
  112,687  Aaron Rents, Inc. .................................       2,467,845
   72,400  Aeropostale, Inc.* ................................       2,233,540
   95,300  Bombay Co.* .......................................       1,256,054
   46,700  Claire's Stores, Inc. .............................       1,807,290
   53,542  Cost Plus, Inc.* ..................................       2,455,972
   34,300  Guitar Center, Inc.* ..............................       1,116,465
  112,758  Hot Topic, Inc.* ..................................       3,237,282
   71,839  Kirklands, Inc.* ..................................       1,584,050
   60,900  Tractor Supply Co.* ...............................       2,552,319
   29,800  Urban Outfitters, Inc.* ...........................         994,128
                                                                  ------------
                                                                    19,704,945
                                                                  ------------
TEXTILES APPAREL & LUXURY GOODS: 0.8%
  134,396  Quicksilver, Inc.* ................................       2,307,579
                                                                  ------------
THRIFTS & MORTGAGE FINANCE: 0.4%
   55,086  Bankunited Financial Corp.* .......................       1,217,951
                                                                  ------------
TRADING COMPANIES & DISTRIBUTORS: 1.0%
   34,600  Aceto Corp. .......................................         540,798
   94,700  MSC Industrial Direct Co., Inc. -
             Class A .........................................       2,239,655
                                                                  ------------
                                                                     2,780,453
                                                                  ------------
TRANSPORTATION INFRASTRUCTURE: 0.0%
   14,480  Timco Aviation Services, Inc.* ....................              83
   15,019  Timco Aviation Services, Inc. -
             Warrants* .......................................             150
                                                                  ------------
                                                                           233
                                                                  ------------
Wireless Telecommunication Services: 2.1%
   68,600  At Road, Inc.* ....................................         884,940
   25,250  NII Holdings, Inc.* ...............................       1,946,523
   84,900  Western Wireless Corp.* ...........................       1,647,060
   89,900  Wireless Facilities, Inc.* ........................       1,544,482
                                                                  ------------
                                                                     6,023,005
                                                                  ------------
TOTAL COMMON STOCKS
 (cost $211,119,577) .........................................   $ 279,003,040
                                                                  ------------


See accompanying Notes to Financial Statements.

                            PIC SMALL CAP PORTFOLIO

 Principal
  Amount                                                              Value
--------------------------------------------------------------------------------
MONEY MARKET INVESTMENTS: 7.2%
$10,554,794   BlackRock Provident
                Institutional Funds -
                TempCash Portfolio ...........................    $ 10,554,794
                                                                  ------------
 10,554,794   BlackRock Provident
                Institutional Funds -
                TempFund Portfolio ...........................      10,554,794
                                                                    21,109,588
                                                                  ------------
TOTAL MONEY MARKET INVESTMENTS
(cost $21,109,588) ...........................................      21,109,588
                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(cost $232,229,165): 102.8% ..................................     300,112,628
                                                                  ------------

Shares                                                                Value
--------------------------------------------------------------------------------
OTHER ASSETS: 1.2%
  Receivables:
    Investment securities sold ...............................       2,563,728
    Shares of beneficial interest sold .......................         742,936
    Dividends and interest ...................................          36,056
  Other assets ...............................................          16,332
                                                                  ------------
  Total Other Assets .........................................       3,359,052
                                                                  ------------

TOTAL ASSETS .................................................     303,471,680
                                                                  ------------


Shares                                                                Value
--------------------------------------------------------------------------------
LIABILITIES: (4.0%)
  Payables:
   Investment securities purchased ...........................    $ 11,295,157
    Due to Advisor (Note 3) ..................................         192,253
    Shares of beneficial interests purchased .................           9,340
  Deferred trustees' compensation (Note 3) ...................          89,585
  Accrued expenses ...........................................          72,399
    Total Liabilities ........................................      11,658,734
                                                                  ------------

NET ASSETS: 100.0% ...........................................   $ 291,812,946
                                                                 =============
-------------
* Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Financial Statements.

                            PIC SMALL CAP PORTFOLIO


STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME

Income
  Dividends (net of foreign taxes of $803) .....................   $    273,434
  Interest .....................................................         96,587
  Income from securities loaned - net ..........................         71,905
                                                                   ------------
Total Income ...................................................        441,926
                                                                   ------------

Expenses
  Investment advisory fees (Note 3) ............................      1,584,476
  Administration fees (Note 3) .................................        198,059
  Custodian fees ...............................................         75,500
  Accounting services fees .....................................         86,272
  Audit fees ...................................................         27,999
  Trustee fees (Note 3) ........................................         60,078
  Legal fees ...................................................         58,745
  Insurance expense ............................................         10,768
  Miscellaneous ................................................         13,150
                                                                   ------------
    Total expenses .............................................      2,115,047
    Less: fees waived (Note 3) .................................       (134,626)
                                                                   ------------
    Net expenses ...............................................      1,980,421
                                                                   ------------
      Net investment loss ......................................     (1,538,495)
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

  Net realized gain on investments .............................     17,396,851
  Net unrealized appreciation on investments ...................     65,017,568
                                                                   ------------
    Net realized and unrealized gain on investments ............     82,414,419
                                                                   ------------

  Net increase in net assets resulting from operations .........   $ 80,875,924
                                                                   ============
See accompanying Notes to Financial Statements.

                            PIC SMALL CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Year Ended           Year Ended
                                                                               October 31, 2003     October 31, 2002
                                                                               ----------------     ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss ..............................................            $  (1,538,495)       $  (1,538,753)
  Net realized gain (loss) on investments ..........................               17,396,851          (48,144,240)
  Net unrealized appreciation on investments .......................               65,017,568            8,987,053
                                                                                -------------        -------------
    Net increase (decrease) in net assets resulting from operations                80,875,924          (40,695,940)
                                                                                -------------        -------------
TRANSACTIONS IN INTERESTS:
  Contributions by Holders .........................................              139,490,043          254,778,756
  Withdrawals by Holders ...........................................              (91,222,725)        (268,227,860)
                                                                                -------------        -------------
  Net increase (decrease) in net assets resulting
    from transactions in interests .................................               48,267,318          (13,449,104)
                                                                                -------------        -------------

    Total increase (decrease) in net assets ........................              129,143,242          (54,145,044)
                                                                                -------------        -------------

NET ASSETS
  Beginning of year ................................................              162,669,704          216,814,748
                                                                                -------------        -------------
  End of year ......................................................            $ 291,812,946        $ 162,669,704
                                                                                =============        =============
SELECTED RATIO DATA

                                                                            Year Ended October 31,
                                                            ---------------------------------------------------
                                                               2003       2002      2001       2000      1999
                                                            ---------------------------------------------------
Ratios to average net assets:*
  Expenses ............................................        1.00%      1.00%     1.00%      1.00%      1.00%
  Net investment loss .................................       (0.78%)    (0.75%)   (0.59%)    (0.64%)    (0.79%)
  Total return** ......................................       45.37%    (20.03%)      --         --         --

Portfolio Turnover Rate ...............................      106.81%    100.71%    99.00%    143.39%    133.24%

 * Net of fees waived of 0.07%, 0.04%, 0.00%, 0.00% and 0.00% of average net assets, respectively.
** Required by the AICPA Audit and Accounting Guide for Investment Companies for periods beginning after December 15, 2000.

See accompanying Notes to Financial Statements.

                            PIC SMALL CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

PIC Small Cap Portfolio (the "Portfolio") was organized on March 22, 1993 as a separate trust under the laws of the State of New York. The beneficial interests in the Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolio is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The investment objective of the Portfolio is to achieve long term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with accounting principles generally accepted in the United States of America.

    A. Valuation of Securities. Equity securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Equity securities traded on NASDAQ are valued at NASDAQ Official Closing Price on the day of valuation. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

    B. Federal Income Taxes. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

    C. Security Transactions, Dividend Income and Distributions. Security transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued and dividend income is recorded on the ex-dividend date.

    D. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

    E. Securities Loans. The Portfolio may temporarily loan securities to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The loans are secured by cash or securities collateral at least equal, at all times, to the fair value of the securities loaned.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC"), an indirect, wholly owned subsidiary of Old Mutual PLC, and an administration agreement with U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") pursuant to which certain employees of these entities serve as officers of the Portfolio. PIC also provides management services necessary for the operations of the Portfolio and furnishes office facilities. U.S. Bancorp receives for its services an administration fee at the annual rate of 0.10% of average daily net assets of the Portfolio, subject to an annual minimum of $45,000.

PIC receives an investment advisory fee for its services to the Portfolio at the annual rate of 0.80% of its average daily net assets. PIC has voluntarily agreed to limit the expenses of the Portfolio to 1.00% of its average daily net assets. During the year ended October 31, 2003, PIC waived fees of $134,626.

The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Portfolio if, within three subsequent years, the Portfolio's expenses are less than the limit agreed to by the Advisor. At October 31, 2003, the amount available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Portfolio is $226,457. At October 31, 2003, the Advisor may recapture a portion of the above amounts no later the dates as stated below:

                                         October 31,
                                    2005             2006
                                  --------         --------
                                  $ 91,831         $134,626

On December 19, 1995, the Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account

                            PIC SMALL CAP PORTFOLIO
is adjusted at the end of each quarter to reflect the value, which would have been earned if the account had been invested in designated investments. The Portfolio recognizes as trustee expense amounts accrued as meetings are held plus the change in the value of the phantom share account determined on a quarterly basis. For the year ended October 31, 2003, the change in the value of the phantom share account included unrealized appreciation of $4,347.

NOTE 4 - INVESTMENT TRANSACTIONS

The Portfolio entered into a Securities Lending Agreement with PFPC Trust Company ("PFPC"). PFPC shall invest the cash collateral pursuant to investment guidelines set forth by the Portfolio, and may include commingled funds advised or otherwise serviced by PFPC or its affiliates and repurchase agreements with PFPC or its affiliates. Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. PFPC has agreed to indemnify the Portfolio in the case of default of any securities borrowed.

At October 31, 2003, none of the securities were out to loan for the Portfolio.

The aggregate cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, for the year ended October 31, 2003 were $244,696,101 and $202,506,640, respectively.

The cost of securities for federal income tax purposes was $233,479,718. The aggregate gross unrealized appreciation and depreciation of investment securities, based on their cost for federal income tax purposes, were as follows:

        Gross unrealized appreciation .........  $  70,102,294
        Gross unrealized depreciation .........     (3,469,384)
                                                 -------------
        Net unrealized appreciation ...........  $  66,632,910
                                                 =============

                            PIC SMALL CAP PORTFOLIO

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of and the Holders of Interest in:

Pic Small Cap Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the selected ratio data present fairly, in all material respects, the financial position of PIC Small Cap Portfolio (the "Portfolio") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the selected ratio data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and selected ratio data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP New York, New York December 18, 2003

Provident Investment Counsel Small Cap Growth Fund I

SPECIAL MEETINGS OF SHAREHOLDERS

A special meeting of shareholders was held at the offices of Provident Investment Counsel, Inc. on March 4, 2003 to ratify the appointment of Kevin E. Villani and William S. Anderson to the Board of Trustees, and to elect Thomas M. Mitchell as an additional Trustee to the Board of Trustees.

                                            For        Against      Abstained
Ratify the Appointment of Kevin
E. Villani and William S. Anderson       19,740,819     2,326       2,835,340

Approval of the Election of Thomas
M. Mitchell                              19,731,402     2,326       2,844,756

A special meeting of shareholders was held at the offices of Provident Investment Counsel, Inc. on December 18, 2003 to approve an Agreement and Plan of Reorganization of the Funds into newly formed series of Advisors Series Trust

                                             For        Against      Abstained

Approval of an Agreement and Plan of       11,601,791     0           1,428
Reorganization of the Funds into newly
formed series of Advisors Series Trust

                             PIC SMALL CAP PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

Background information for the Trustees and Officers of the Trust is presented below. The SAI includes additional informa- tion about the Trust's Trustees and is available, without charge, by calling 1-800-618-7643.

                                                                               # of
                                                                              Portfolios
                                                                              in Fund
                     Position(s)   Term of Office                             Complex
Name, Address        Held with     and Length of    Principal Occupation      Overseen      Other Directorships
and Age              the Trust     Time Served      During Past Five Years    by Trustee    Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards     Trustee       Since 1993     Consulting principal of       8         Director of the PBHG Funds, Inc.;
(age 57)                                           Syrus Associates                        Director of PBHG Insurance Series Fund,
76 Seaview Drive                                   (consulting firm).                      Inc.; Trustee of EQ Advisors Trust;
Santa Barbara, CA                                                                          Trustee, PIC Investment Trust, PIC
93108                                                                                      Growth Portfolio, PIC Mid Cap Portfolio,
                                                                                           PIC Small Cap Portfolio (the "PIC
                                                                                           Funds").
------------------------------------------------------------------------------------------------------------------------------------
Richard N. Frank      Trustee      Since 1993      Chief Executive Officer,      8         Trustee, PIC Funds.
(age 80)                                           Lawry's Restaurants, Inc.
234 E. Colorado                                    (restaurant company);
Blvd.                                              formerly, Chairman of
Pasadena, CA                                       Lawry's Foods, Inc. (restau-
91101                                              rants and food seasoning)
                                                   (1997 - 2002).
------------------------------------------------------------------------------------------------------------------------------------
James Clayburn        Trustee      Since 1993      Dean Emeritus, John E.        8         Director, The Payden & Rygel Investment
LaForce                                            Anderson Graduate School                Group, The Metzler/Payden Investment
(age 75)                                           of Management, University               Group, BlackRock Funds, Jacobs
P.O. Box 1585                                      of California, Los Angeles.             Engineering, Timken Co., Cancervax;
Pauma Valley, CA                                                                           Trustee of Advisors Series Trust;
95061                                                                                      Trustee, PIC Funds.
------------------------------------------------------------------------------------------------------------------------------------
Wayne H. Smith        Trustee      Since 1993      Employee of Avery             8         Director, Sunlaw Energy Company (an
(age 62)                                           Dennison Corporation                    independent electrical power company,
150 N. Orange                                      ("Avery") (pressure sensitive           Vernon, California (2/1/2002 to Present);
Grove Blvd.                                        material and office products            Trustee, PIC Funds.
Pasadena, CA                                       manufacturer) since June
91103                                              2002; Vice President of Avery
                                                   (1979 - June 2002); Treasurer
                                                   of Avery (1979-2001).
------------------------------------------------------------------------------------------------------------------------------------
Kevin E. Villani      Trustee      Since 2002     Consultant (1999-2002),        8         Trustee, PIC Funds
(age 55)                                          Executive Vice
5658 Dolphin Place                                President/Chief Executive
La Jolla, CA 92037                                Officer of ICII, a Financial
                                                  Services Company.
------------------------------------------------------------------------------------------------------------------------------------


                             PIC SMALL CAP PORTFOLIO

                                                                               # of
                                                                              Portfolios
                                                                              in Fund
                     Position(s)   Term of Office                             Complex
Name, Address        Held with     and Length of    Principal Occupation      Overseen      Other Directorships
and Age              the Trust     Time Served      During Past Five Years    by Trustee    Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
William S.           Trustee       Since 2002      Executive Vice President of     8       Director of Mellon First Business Bank
Anderson                                           Topa Equities, Ltd., a                  (since 1997); Director of Southern Nile
(age 45)                                           Diversified Holding                     Company (since 2000); Trustee, PIC
1800 Avenue of the                                 Company.                                Funds.
Stars, Suite 1400
Los Angeles, CA
90067
------------------------------------------------------------------------------------------------------------------------------------
Thomas M.         President       Since 2000      Managing Director of the         8       Trustee, PIC Funds
Mitchell*           and                           Advisor since May 1995;
(age 59)           Trustee                        Executive Vice President of
300 North Lake                                    the Advisor from May 1983
Avenue                                            to May 1999.
Pasadena, CA
91101
------------------------------------------------------------------------------------------------------------------------------------
Thomas J.          Trustee        Since 1993      Managing Director of the         8       Trustee, PIC Funds
Condon*                                           Advisor.
(age 65)
300 North Lake
Avenue
Pasadena, CA
91101
------------------------------------------------------------------------------------------------------------------------------------
Aaron W.L.          Vice          Since 1999     Chief Operating Officer of        8       N/A
Eubanks, Sr.*     President                      the Advisor since August
(age 41)            and                          1999; formerly, Director of
300 North Lake    Secretary                      Operations of the Advisor.
Avenue
Pasadena CA
91101
------------------------------------------------------------------------------------------------------------------------------------
William T.        Vice           Since 1999      Chief Financial Officer of        8       N/A
Warnick*        President                        the Advisor since August
(age 36)          and                            1999; formerly Controller
300 North Lake  Treasurer                        of the Advisor.
Avenue
Pasadena, CA
91101
------------------------------------------------------------------------------------------------------------------------------------

*Denotes Trustees who  are "interested persons" of the Trust under the 1940 Act.

                   PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS-- PIC INVESTMENT TRUST and PIC PORTFOLIOS
--------------------------------------------------------------------------------
William S. Anderson, Trustee
Thomas J. Condon, Trustee
Jettie M. Edwards, Trustee
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Wayne H. Smith, Trustee
Kevin E. Villani, Trustee
Thomas M. Mitchell, President and Trustee
Aaron W.L. Eubanks, Sr., Vice President and Secretary
William T. Warnick, Vice President and Treasurer

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Provident Investment Counsel
300 N. Lake Avenue Pasadena, CA 91101 (626) 449-8500

DISTRIBUTOR
--------------------------------------------------------------------------------
Quasar Distributors, LLC
615 E. Michigan Street Milwaukee, WI 53202

LEGAL COUNSEL
--------------------------------------------------------------------------------
Paul, Hastings, Janofsky & Walker, LLP

WHY INVEST WITH PROVIDENT INVESTMENT COUNSEL?

COMMITMENT TO OUR SHAREHOLDERS
-------------------------------------------------------------
   o Dedicated investment team managing your investments

   o Focused on shareholder objectives and needs

PASSION FOR GROWTH INVESTING
-------------------------------------------------------------
   o "Pure growth" philosophy and consistent investment style

   o "Multiple points of knowledge" provide intimate understanding of companies

UNIQUELY STRUCTURED INVESTMENT TEAMS

  o Significant number of professionals committed to growth philosophy

  o Transparent process that "digs deep" into company fundamentals

--------------------------------------------------------------------------------
This annual report is intended for shareholders of PIC Mutual Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the fund. If used as sales literature after December 31, 2003, this annual report must be accompanied by performance updates for the most recent calendar quarter.

Past performance is not an indication of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                        Dealer Services: (800) 385-4053
                      Shareholder Services: (800) 618-7643
                            Website: www.provnet.com
                                    (12/03)

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (626) 449-8500.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that there are at least two audit committee financial expert serving on its audit committee. Wayne Smith and Kevin Villani are the audit committee financial experts and are considered to be independent.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
--------------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.
--------------------------------

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the Filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10:  EXHIBITS.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

           PIC SMALL CAP PORTFOLIO

           By (Signature and Title)          /S/ THOMAS M. MITCHELL
                                             ----------------------
                                             Thomas M. Mitchell, President

           Date: December 22, 2003



           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


           By (Signature and Title)          /S/ WILLIAM T. WARNICK
                                             ----------------------
                                             William T. Warnick,
                                             Vice President and Treasurer


           Date: December 22, 2003